OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-Current Assets
All figures in USD ‘000	2011	2010
Working Capital, cooperative arrangements	-	22,034
Financial Charges	490	1,143
Total as per December 31,	490	23,177